Long-Term Debt (Long-Term Debt Maturities) (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Debt Instrument [Line Items]
2025	$ 234
2026	3,279
2027	120
2028	651
2029	1,764
Thereafter	13,192
Total, long-term debt maturities, including capital lease obligations	19,240
Florida Electric Utility
Debt Instrument [Line Items]
2025	0
2026	0
2027	0
2028	0
2029	720
Thereafter	5,000
Total, long-term debt maturities, including capital lease obligations	5,720
Canadian Electric Utilities
Debt Instrument [Line Items]
2025	125
2026	40
2027	0
2028	0
2029	217
Thereafter	2,979
Total, long-term debt maturities, including capital lease obligations	3,361
Gas Utilities and Infrastructure
Debt Instrument [Line Items]
2025	31
2026	132
2027	31
2028	535
2029	31
Thereafter	1,519
Total, long-term debt maturities, including capital lease obligations	2,279
Other Electric Utilities
Debt Instrument [Line Items]
2025	78
2026	101
2027	89
2028	116
2029	4
Thereafter	28
Total, long-term debt maturities, including capital lease obligations	416
Other
Debt Instrument [Line Items]
2025	0
2026	3,006
2027	0
2028	0
2029	792
Thereafter	3,666
Total, long-term debt maturities, including capital lease obligations	7,464
Subsidiaries
Debt Instrument [Line Items]
2025	234
2026	3,279
2027	120
2028	651
2029	1,764
Thereafter	13,192
Total, long-term debt maturities, including capital lease obligations	$ 19,240